Equity (Details Narrative)						6 Months Ended	12 Months Ended
	Apr. 24, 2025 USD ($)	Apr. 22, 2025 $ / shares shares	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($) $ / shares shares	May 31, 2024 MYR (RM) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Apr. 21, 2025 $ / shares	Jul. 01, 2024	Jan. 24, 2024	Jan. 10, 2024	Oct. 17, 2023 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized				19,999,900		500,000,000	500,000,000
Ordinary shares , par value | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001						$ 0.0001
Ordinary shares, shares, issued						23,565,000	20,000,000						100
Ordinary shares, shares, outstanding						23,565,000	20,000,000						100
Reversed additional paid-in capital | $			$ 5,311,880				$ (5,311,880)	$ (2,676,807)
Gross proceeds | $	$ 11,586,250
Initial public offering cost | $						$ 11,586,250
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued, shares		3,100,000
Issuing price per share | $ / shares		$ 3.25
Initial public offering cost | $						$ 1,839,846
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued, shares		465,000
Issuing price per share | $ / shares		$ 3.25							$ 3.25
Initial Public Offering and Over-allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds | $	$ 11,586,250
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reversed additional paid-in capital | $
Number of stock issued, shares						3,565,000
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reversed additional paid-in capital | $							$ (5,311,880)	$ (2,676,807)
Additional Paid-in Capital [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Initial public offering cost | $						$ 3,488,971
Straits Marine Services Pte Ltd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions				15,336,423	15,336,423
TMD Sturgeon Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions				1,132,607	1,132,607
Acquired ownership percentage				100.00%								100.00%
Tumpuan Megah Development Sdn Bhd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions				8,108,179	8,108,179
Acquired ownership percentage				30.00%						100.00%	70.00%
Acquired ownership percentage				70.00%
Tumpuan Megah Development Sdn Bhd [Member] | Dato’ Mohd Suhaimi Bin Hashim [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage				15.00%
Tumpuan Megah Development Sdn Bhd [Member] | Yong Sing Goo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage				15.00%
Tumpuan Megah Development Sdn Bhd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions				3,474,934	3,474,934
Acquired ownership percentage				30.00%
Stock issued shares, acquisitions				4,500,000	4,500,000
Tumpuan Megah Development Sdn Bhd [Member] | Common Stock [Member] | Dato’ Mohd Suhaimi Bin Hashim [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions				1,737,467	1,737,467
Tumpuan Megah Development Sdn Bhd [Member] | Common Stock [Member] | Yong Sing Goo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions				1,737,467	1,737,467
Straits Maritime Services Pte Ltd One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions				1,188,543	1,188,543
Acquired ownership percentage				49.00%
Acquired ownership percentage				51.00%
Purchase consideration				$ 713,330	RM 3,324,902
Straits Maritime Services Pte Ltd One [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions				49,000	49,000
Number of stock issued, shares				1,188,543	1,188,543
Platinum Gate Capital Pte Ltd [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Acquired ownership percentage				49.00%
Platinum Gate Capital Pte Ltd [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued shares, acquisitions				1,188,543	1,188,543
TMD Energy Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase consideration				$ 2,085,557	RM 9,720,989
TMD Energy Limited [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued, shares				3,474,934	3,474,934